Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of Company's current and deferred federal tax expense (benefit)
	Years Ended December 31,
	2013	2012	2011

Current expense (benefit)	$256	$1,842	$(432)
Deferred expense (benefit)	673	(203)	205
Total income tax expense (benefit)	$929	$1,639	$(227)

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2013	2012	2011
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(12.3)	(8.9)	(33.5)
Change in valuation allowance	0.0	0.0	(10.3)
Dividends-received deduction	(2.2)	(1.5)	(7.0)
Permanent nondeductible expenses	0.1	0.2	0.9
Other	0.0	0.3	0.2
Effective income tax rate:	20.6%	25.1%	(14.7)%

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2013	2012
Deferred Tax Assets
Deferred gain on disposal of business	$791	$931
Investments, net	2,123	3,368
Deferred acquisition costs	1,013	951
Employee and post-retirement benefits	800	676
Capital loss carryforward	266	0
Compensation related	5	8
Other	4	111
Total deferred tax asset	5,002	6,045

Deferred Tax Liabilities
Policyholder and separate account reserves	(1,542)	(1,921)
Net unrealized appreciation on securities	(3,279)	(5,644)
Other	(54)	(45)
Total deferred tax liability	(4,875)	(7,610)
Net deferred income tax asset (liability)	$127	$(1,565)